Fair Value Measurements	12 Months Ended
Dec. 31, 2025
SKYWEST, INC. EMPLOYEES' RETIREMENT PLAN
Fair Value Measurements
Fair Value Measurements

(5)          Fair Value Measurements

U.S. GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs when measuring fair value, with the following three levels of inputs:

Level 1 — Valuation is based upon quoted prices in active markets for identical securities.

Level 2 — Valuation is based upon other significant observable inputs that reflect the assumptions market participants would use in pricing the asset developed on market data obtained from sources independent of the Plan.

Level 3 — Valuation is based upon unobservable inputs that reflect the assumptions that Plan management believes market participants would use in pricing the asset, based on the best information available.

As of December 31, 2025 and 2024, the Plan held certain assets that are required to be measured at fair value on a recurring basis. Assets measured at fair value on a recurring basis are summarized below (in thousands):

	Fair Value Measurements as of December 31, 2025
	(in 000's)
	Total	Level 1	Level 2	Level 3
Mutual funds	$703,887	$703,887	$—	$—
Self-directed brokerage accounts	136,688	136,688	—	—
Cash and cash equivalents	13,951	13,951	—	—
Common/collective trusts*	696,824	—	—	—
Stable value fund*	54,343	—	—	—
Common stock fund*	48,612	—	—	—
Total investments at fair value	$1,654,305	$854,526	$—	$—

	Fair Value Measurements as of December 31, 2024
	(in 000's)
	Total	Level 1	Level 2	Level 3
Mutual funds	$608,843	$608,843	$—	$—
Self-directed brokerage accounts	102,253	102,253
Cash and cash equivalents	7,911	7,911	—	—
Common/collective trusts*	571,991	—	—	—
Stable value fund*	62,108	—	—	—
Common stock fund*	45,305	—	—	—
Total investments at fair value	$1,398,411	$719,007	$—	$—
*	The fair values for the common/collective trusts, stable value fund, and common stock fund are provided above to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of assets available for benefits. The common/collective trusts, stable value fund, and common stock fund are measured using the net asset value per unit as a practical expedient and therefore are not classified in the fair value hierarchy.

The T. Rowe Price Blue Chip Growth Trust (“Common Trust”), T. Rowe Price Retirement Trust funds (“Common/Collective Trusts”), and T. Rowe Price Stable Value Fund (the “Stable Value Fund”), are valued at the net asset value (NAV) of units of the respective funds. The NAV, as provided by the respective fund trustees, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV.

Redemption frequency for the Common/Collective Trusts is immediate. In addition, they contain no unfunded commitments nor have any redemption restrictions. The Common Trust is classified in the above fair value measurements table with Common/Collective Trusts.

The Plan Sponsor is able to redeem the investment in the Stable Value Fund by providing a 12-month notice. Although the notice requirement is 12 months, T. Rowe Price has indicated the ability to redeem the investment sooner. Redemption frequency for the Stable Value Fund is immediate, and the Stable Value Fund contains no unfunded commitments. There are no other significant restrictions on the ability to redeem the investment.

The SkyWest, Inc. Common Stock Fund (the “Common Stock Fund”) includes SkyWest, Inc. common stock and a cash equivalents balance. The Common Stock Fund is a unitized fund, which means the participants do not own shares of SkyWest, Inc. common stock but rather own an interest in the unitized fund. The fund consists of common stock and a small cash equivalents balance to meet the fund's daily cash needs. The Plan owns the underlying common stock and cash equivalents. Unitizing the fund allows for daily trades of the fund's units. The value of a unit of the unitized fund reflects the combined value of the SkyWest, Inc. common stock, at quoted market prices, and cash held by the fund. The Plan held 469,246 and 439,091 shares of SkyWest, Inc. common stock in the Common Stock Fund with a fair value, at quoted market prices, of $47,116,991 and $43,966,182 as of December 31, 2025 and 2024, respectively. The SkyWest, Inc. Common Stock Fund also held cash equivalents of $1,494,515 and $1,338,537 as of December 31, 2025 and 2024, respectively. Redemption frequency for the Common Stock Fund is immediate, the Common Stock Fund contains no unfunded commitments, and has no redemption restrictions.